Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes	Income (loss) before income taxes consisted of the following for the periods indicated:
	Year Ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Domestic (Israel)	(20,291)	(27,959)	(26,549)
Foreign	724	727	412
Loss before income taxes	(19,567)	(27,232)	(26,137)

Schedule of Income Tax Expenses	Income tax expenses consisted of the following for the periods indicated
	Year Ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Domestic (Israel)	45	360	306
Foreign	67	91	101
Income tax expenses	112	451	407
	December 31
	2023	2022	2021
	U.S. dollars in thousands
Current:
Domestic	45	360	306
Foreign	67	91	101
Total	112	451	407
Deferred:
Domestic	-	-	-
Foreign	-	-	-
Total	-	-	-
Income tax expenses	112	451	407

Schedule of Reconciliation of Income Tax Expense	A reconciliation our theoretical income tax expense to actual income tax expense is as follows:
	December 31
	2023	2022	2021
	U.S. dollars in thousands
Loss before taxes on income and before Equity in earnings of investee	(19,567)	(27,232)	(26,137)
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	(4,500)	(6,263)	(6,011)

Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	4	(3)	1
Operating losses and other temporary differences for which valuation allowance was provided	5,915	5,505	3,773
Permanent differences	(1,352)	852	2,338
Tax prepayment and other	45	360	306
Actual taxes on income	112	451	407

Schedule of Deferred Tax Assets and Liabilities	The components of the Company’s deferred tax assets and liabilities as of December 31, 2023, and 2022 were as follows:
	December 31
	2023	2022
	U.S. dollars in thousands
Deferred tax assets:
Tax loss carryforwards	27,617	17,670
Research and development	2,092	10,861
Issuance costs	-	1,009
Employee and payroll accrued expenses	623	700
Operating lease liabilities	403	742
Share-based compensation	2,283	1,364
Other	37	38
Total deferred tax assets	33,055	32,384
Deferred tax liabilities:
Operating lease right-of-use assets	461	832
Total deferred tax liabilities	461	832
Total deferred tax assets, net	32,594	31,552
Less valuation allowance for deferred tax assets	(32,594)	(31,552)
Deferred tax assets	-	-